Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	650,000,000	650,000,000
Common stock, shares issued	136,387,194	136,280,766
Common Stock, shares outstanding	136,387,194	136,280,766
Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0